LEASES - Additional Information (Details) - BRL (R$) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Obligation To Lessor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
New preferred shares in a single issuance (in shares)		93,697,586
Lease Agreements
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Reduction of issued capital	R$ 3,497,529